Stockholders’ equity (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2019 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, authorized (in shares)	430,000,000	430,000,000
Exchange ratio			3.59
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.001
Proceeds from issuance of common stock and warrants | $	$ 20,450,000
Issuance of shares of Common Stock in connection with the Business Combination (see Note 3), net of direct and incremental costs paid | $	$ 264,882,682
Cost and fees on issuance of common shares | $		$ 324,555
Common stock, shares issued (in shares)	90,121,794	54,647,656
Common stock, shares outstanding (in shares)	90,121,794	54,647,656
Cash dividend declared | $	$ 0	$ 0
Cash dividend paid | $	0	$ 0
Sale Of Stock A
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share (in dollars per share) | $ / shares		$ 0.01
Issuance of shares of Common Stock in connection with the Business Combination (see Note 3), net of direct and incremental costs paid | $		$ 133,754
Sale Of Stock B
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share (in dollars per share) | $ / shares		$ 5.00
Issuance of shares of Common Stock in connection with the Business Combination (see Note 3), net of direct and incremental costs paid | $		$ 5,292,500
Sale Of Stock C
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price per share (in dollars per share) | $ / shares		$ 25
Issuance of shares of Common Stock in connection with the Business Combination (see Note 3), net of direct and incremental costs paid | $		$ 20,000,000
Non-employee consultant
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares of Common Stock in connection with the Business Combination (see Note 3), net of direct and incremental costs paid | $	$ 450,000
POINT Biopharma Inc
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exchange ratio			3.59
Business combination and PIPE financing shares as converted into common stock (in shares)	32,539,769		32,539,769
Common stock, shares issued (in shares)			90,121,794
Common stock, shares outstanding (in shares)			90,121,794
Stock options
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period (in shares)	64,570
Preferred shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred shares, shares authorized (in shares)	20,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Number of shares issued during period (in shares)	0	0
Common Stock
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period (in shares)	800,000	54,647,656
Common stock, shares outstanding (in shares)	90,121,794	54,647,656		0
Common Stock | Sale Of Stock A
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period (in shares)		13,375,384
Common Stock | Sale Of Stock B
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period (in shares)		1,058,500
Common Stock | Sale Of Stock C
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period (in shares)		800,000
Common Stock | Non-employee consultant
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period (in shares)	18,000
Warrants
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period (in shares)	2,869,799
Warrants | Sale Of Stock A
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period (in shares)		47,980,765
Warrants | Sale Of Stock B
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period (in shares)		3,797,096
Warrants | Sale Of Stock C
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period (in shares)		2,869,795